Share-Based Compensation (Details) - Schedule of share-based compensation - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of share-based compensation [Abstract]
Restricted Founder Shares, included in severance payment of $4,159,467	$ 1,210,082	$ 8,837,092
ESPP	692,678	148,835
ESOP	86,111	66,982
Total share-based compensation	$ 1,988,871	$ 9,052,909